Related party transactions	6 Months Ended
Mar. 31, 2026
Related party transactions
Related party transactions

Note 19 — Related party transactions

The relationship and the nature of related party transactions are summarized as follows:

Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company.
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company.
Zhengyu Wang	Mr. Zhengyu Wang is Ms. Yefang Zhang's husband	Non-competition agreement
Centurynew USA Inc	CEO Yefang Zhang controls the company.	Payment of expenses for the Company.
Epakia Inc.	A Subsidiary of Tantech Holdings Ltd Group. Yefang Zhang serves as a Chairwoman of the board of directors of Tantech Holdings Ltd	Payment of expenses for the related party

Due from a related party

Due from a related party consisted of the following:

		As of	As of
		March 31,	September 30,
		2026	2025
Due from related parties	Name of related parties	(unaudited)	(audited)
Other receivables	Epakia Inc.	$35,000	-
Total		$35,000	-

Amount due from Epakia Inc. was related to payment of expenses on behalf of a related party. Amount was due on demand and non-interest bearing.

Due to related parties

Due to related parties consisted of the following:

		As of	As of
		March 31,	September 30,
		2026	2025
Due to related parties	Name of related parties	(unaudited)	(audited)
Other payable	Centurynew USA Inc	$3,600,008	-
Other payable	Yefang Zhang	227,773	$241,773
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd.	64,232	52,146
Total		$3,892,013	$293,919

Amount due to Centurynew USA Inc and Yefang Zhang was related to payment of expenses by related parties for the Company. Amounts were due on demand and non-interest bearing.

Amount due to Zhejiang Tantech Bamboo Technology Co., Ltd. was related to lease, water and electricity expenses for offices leased to the Company.

Sales to related parties

The Company periodically sells merchandise to its affiliates during the ordinary course of business. For the six months ended March 31, 2026, and 2025, the Company recorded sales to related parties of nil and $137, respectively.

Operating leases from related parties

The following table summarizes operating leases with related party, Zhejiang Tantech Bamboo Technology Co., Ltd, detailing lease begin date, lease end date, leasing purpose, leasing area in square meters, and annual rent in RMB and its equivalent in USD.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1
Lease begin date	March 1, 2023
Lease end date	February 29, 2028
Leasing purpose	Office
Annual rent in RMB	131,835
Annual rent in USD	$18,817
Area (in square meters)	479

For the six months ended March 31, 2026, and 2025, the Company incurred lease expenses of $9,409 and $38,258, respectively.

Non-Competition Agreement

The Company and Forasen Group signed a Non-Competition Agreement which provides that Forasen Group should not engage in any business that the Company engages in, except purchasing products from us. In addition, Mr. Wang and Ms. Zhang signed a Non-Competition Agreement with the Company and Tantech which provides that Mr. Wang and Ms. Zhang shall not vote in favor or otherwise cause Tantech to engage in the business that the Company conducts.